Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries and other benefits	$ 23	$ 24
Share-based payments	17	17
Total compensation	$ 40	$ 41